Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Table Text Block]
	Year ended December 31,
Charterer	2023	2024	2025
Oldendorff GMBH & CO. KG	-	-	30%
Amaggi Europe B.V.	17%	11%	-
Tongli Shipping PTE Ltd.	16%	-	-